Debt - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
Total interest cost	$ 220,165	$ 185,167	$ 618,626	$ 520,078
Capitalized interest	(106,938)	(135,807)	(389,948)	(377,725)
Total interest expense, net	$ 113,227	$ 49,360	$ 228,678	$ 142,353